Income Taxes - Components of Income (Loss) Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Income Taxes Components Of Income Loss Before Income Taxes [Abstract]
Income (loss) before income taxes, United States									$ (56.6)	$ (78.2)	$ (12.1)
Income (loss) before income taxes, Foreign									79.1	90.1	100.2
Income before income taxes	$ 1.1	$ (15.8)	$ 0.3	$ 36.9	$ (32.6)	$ (12.5)	$ 57.5	$ (0.5)	$ 22.5	$ 11.9	$ 88.1